Trade and other payables - Movement in the sales rebates and reserves (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	$ 402
Current estimate related to the sales made in the current period	736
Adjustment for prior year sales	(45)
Credits or payments	(651)
Foreign currency translation differences	(1)
Sales rebates and reserves, ending balance	441
Rebates and chargebacks
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	368
Current estimate related to the sales made in the current period	628
Adjustment for prior year sales	(44)
Credits or payments	(551)
Foreign currency translation differences	(1)
Sales rebates and reserves, ending balance	400
Distribution fees and product returns
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	34
Current estimate related to the sales made in the current period	108
Adjustment for prior year sales	0
Credits or payments	(101)
Foreign currency translation differences	0
Sales rebates and reserves, ending balance	$ 41